UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Crawford Dividend Growth Fund

Semi-Annual Report

June 30, 2009

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW, Suite 1650

Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member FINRA, 2960 N. Meridian St. Suite 300, Indianapolis, IN 46208.Investment Results– (Unaudited)

* In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed less than one year after purchase and an annual 12b-1 fee of 1.00%.

** The S&P 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500® Index or the Russell 1000 Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through June 30, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets

2Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 20% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid  for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions made less than one year after purchase. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period* (January 1, 2009 – June 30, 2009)
Actual	$1,000.00	$998.79	$9.91
Hypothetical **	$1,000.00	$1,014.88	$9.99
*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period* (January 1, 2009 – June 30, 2009)
Actual	$1,000.00	$1,001.21	$4.96
Hypothetical **	$1,000.00	$1,019.84	$5.01
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Common Stocks - 97.24%	Shares	Value

Accident & Health Insurance - 3.16%
PartnerRe Ltd.	12,075	$ 784,271

Beverages - 2.89%
PepsiCo, Inc.	13,075	718,602

Books: Publishing or Publishing and Printing - 3.38%
McGraw-Hill Companies, Inc. / The	27,900	840,069

Computer & Office Equipment - 2.67%
International Business Machines Corp.	6,350	663,067

Crude Petroleum & Natural Gas - 2.33%
Questar Corp.	18,625	579,424

Drilling Oil & Gas Wells - 1.59%
Helmerich & Payne, Inc.	12,765	394,056

Electric Services - 3.26%
Progress Energy, Inc.	21,400	809,562

Footwear (No Rubber) - 2.76%
Wolverine World Wide, Inc.	31,100	686,066

General Industrial Machinery & Equipment - 2.82%
Illinois Tool Works, Inc.	18,725	699,192

Insurance Agents, Brokers & Service- 2.76%
Arthur J. Gallagher & Co.	32,100	685,014

Investment Advice - 2.94%
Federated Investors, Inc. - Class B	30,325	730,529

Miscellaneous Food Preparations & Kindred Products - 2.96%
McCormick & Co., Inc.	22,625	735,991

National Commercial Banks - 2.81%
Cullen/Frost Bankers, Inc.	15,125	697,565

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.91%
Valspar Corp. / The	32,070	722,537

Perfumes, Cosmetics & Other Toilet Preparations - 3.25%
Colgate-Palmolive Co.	11,425	808,204

Petroleum Refining - 7.21%
Chevron Corp.	10,645	705,231
Exxon Mobil Corp.	10,025	700,848
Holly Corp.	21,400	384,772
		1,790,851

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 97.24% - continued	Shares	Value

Pharmaceutical Preparations - 5.97%
Abbott Laboratories	15,925	$ 749,112
Johnson & Johnson	12,925	734,140
		1,483,252

Retail - Drug Stores and Proprietary Stores - 3.19%
Walgreen Co.	26,925	791,595

Savings Institutions, Not Federally Chartered - 3.18%
Hudson City Bancorp, Inc.	59,325	788,429

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.55%
T. Rowe Price Group, Inc.	21,150	881,320

Semiconductors & Related Devices - 2.84%
Linear Technology Corp.	30,150	704,003

Ship & Boat Building & Repairing - 2.75%
General Dynamics Corp.	12,350	684,067

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.93%
Procter & Gamble Company / The	14,250	728,175

State Commercial Banks - 2.92%
Northern Trust Corp.	13,525	726,022

Surgical & Medical Instruments & Apparatus - 3.08%
Stryker Corp.	19,275	765,988

Telephone Communications - 5.70%
AT&T, Inc.	28,075	697,383
Verizon Communications, Inc.	23,375	718,314
		1,415,697

Trucking & Courier Services (No Air) - 2.91%
United Parcel Service, Inc. - Class B	14,475	723,605

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.39%
Cardinal Health, Inc.	19,425	593,434

Wholesale - Durable Goods - 3.37%
W.W. Grainger, Inc.	10,225	837,223

Wholesale - Motor Vehicle Supplies & New Parts - 2.76%
Genuine Parts Co.	20,425	685,463

TOTAL COMMON STOCKS (Cost $25,630,446)		24,153,273

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

	Shares	Value

Money Market Securities - 2.56%
Federated Prime Obligations Fund, 0.46% (a)	636,339	$ 636,339

TOTAL MONEY MARKET SECURITIES (Cost $636,339)		636,339

TOTAL INVESTMENTS (Cost $26,266,785) - 99.80%		$ 24,789,612

Other assets less liabilities - 0.20%		49,810

TOTAL NET ASSETS - 100.00%		$ 24,839,422

(a) Variable rate security; the money market rate shown represents the rate at June 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

Assets
Investments in securities, at market value (cost $26,266,785)	$ 24,789,612
Dividends receivable	47,568
Prepaid expenses	7,783
Advisor receivable (a)	6,677
Interest receivable	264
Total assets	24,851,904

Liabilities
Payable to fund administrator, fund accountant & transfer agent	6,036
Payable to custodian	1,097
Accrued 12b-1 fees, Class C	1,055
Payable to trustees and officers	890
Accrued expenses	3,404
Total liabilities	12,482

Net Assets	$ 24,839,422

Net Assets consist of:
Paid in capital	$ 31,412,954
Accumulated undistributed net investment income	267,583
Accumulated net realized (loss) from investment transactions	(5,363,942)
Net unrealized appreciation (depreciation) on investments	(1,477,173)

Net Asset Value	$ 24,839,422

Class C:

Net Assets	$ 710,713

Shares outstanding (unlimited number of shares authorized)	85,992

Net asset value and offering price per share	$ 8.26

Redemption price per share ($8.26 * 0.99) (b)	$ 8.18

Class I:

Net Assets	$ 24,128,709

Shares outstanding (unlimited number of shares authorized)	2,918,722

Net asset value, offering and redemption price per share	$ 8.27

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Operations
For the six months ended June 30, 2009
(Unaudited)

Investment Income
Dividend income	$ 362,546
Interest income	563
Total Income	363,109

Expenses
Investment advisor fees (a)	112,728
12b-1 fees, Class C (a)	2,215
Transfer agent expenses	21,292
Administration expenses	17,707
Fund accounting expenses	11,669
Legal expenses	9,868
Auditing expenses	7,075
Registration expenses	5,099
Trustee expenses	4,343
Custodian expenses	4,213
CCO expenses	4,121
Pricing expenses	2,097
Report printing expenses	2,007
Insurance expenses	1,717
Miscellaneous expenses	950
Total Expenses	207,101
Fees waived and expenses reimbursed by Advisor (a)	(92,158)
Net operating expenses	114,943
Net Investment Income	248,166

Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities	(1,639,371)
Change in unrealized appreciation (depreciation) on investment securities	1,406,823
Net realized and unrealized (loss) on investment securities	(232,548)
Net increase in net assets resulting from operations	$ 15,618

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Six Months ended
	June 30, 2009	Year ended
Increase (Decrease) in Net Assets Due To:	(Unaudited)	December 31, 2008
Operations:
Net investment income	$ 248,166	$ 586,472
Net realized gain (loss) on investment securities	(1,639,371)	(3,455,680)
Change in unrealized appreciation (depreciation) on investment securities	1,406,823	(7,449,862)
Net increase (decrease) in net assets resulting from operations	15,618	(10,319,070)

Distributions to shareholders:
From net investment income, Class C	-	(3,088)
From net investment income, Class I	-	(563,968)
From net realized gain, Class C	-	-
From net realized gain, Class I	-	-
Change in net assets from distributions	-	(567,056)

Capital Share Transactions - Class C
Proceeds from shares sold	412,935	86,350
Reinvestment of distributions	-	3,083
Amount paid for shares redeemed	(33,417)	(73,536)
Net increase (decrease) in net assets resulting
from Class C share transactions	379,518	15,897

Capital Share Transactions - Class I
Proceeds from shares sold	3,266,245	3,868,758
Reinvestment of distributions	-	548,504
Amount paid for shares redeemed	(2,922,533)	(9,931,238)
Net increase (decrease) in net assets resulting
from Class I share transactions	343,712	(5,513,976)

Net increase (decrease) in net assets resulting
from share transactions	723,230	(5,498,079)

Total increase (decrease) in Net Assets	738,848	(16,384,205)

Net Assets
Beginning of period	24,100,574	40,484,779

End of period	$ 24,839,422	$ 24,100,574

Accumulated undistributed net investment income included in
net assets at end of period	$ 267,583	$ 19,416

Capital Share Transactions - C Shares
Shares sold	52,220	9,011
Shares issued in reinvestment of distributions	-	374
Shares redeemed	(4,609)	(8,087)

Net increase (decrease) from capital share transactions	47,611	1,298

Capital Share Transactions - I Shares
Shares sold	410,988	398,195
Shares issued in reinvestment of distributions	-	66,891
Shares redeemed	(372,534)	(964,929)

Net increase (decrease) from capital share transactions	38,454	(499,843)

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended
	June 30, 2009		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005		December 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 8.27		$ 11.84	$ 12.19	$ 10.57	$ 11.14		$ 10.32
Income from investment operations:
Net investment income (loss)	0.02		0.10	0.06	0.07	0.06		0.07
Net realized and unrealized gain (loss)	(0.03)		(3.58)	(0.05)	1.62	(0.57)		0.84
Total from investment operations	(0.01)		(3.48)	0.01	1.69	(0.51)		0.91
Less Distributions to shareholders:
From net investment income	-		(0.09)	(0.06)	(0.07)	(0.06)		(0.08)
From net realized gain	-		-	(0.30)	-	-	(b)	(0.01)
Total distributions	-		(0.09)	(0.36)	(0.07)	(0.06)		(0.09)

Paid in capital from CDSC fees	-		-	-	-	-		-	(c)

Net asset value, end of period	$ 8.26		$ 8.27	$ 11.84	$ 12.19	$ 10.57		$ 11.14

Total Return (d)	-0.12%	(e)	-29.41%	0.11%	16.02%	-4.54%		8.82%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 711		318	$ 439	$ 379	$ 368		$ 232
Ratio of expenses to average net assets	2.00%	(f)	2.00%	2.00%	2.00%	2.00%		2.00%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement	2.82%	(f)	2.77%	2.68%	2.76%	2.18%		6.06%	(f)
Ratio of net investment income to
average net assets	1.24%	(f)	0.82%	0.44%	0.57%	0.37%		1.45%	(f)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.42%	(f)	0.05%	(0.24)%	(0.19)%	0.20%		(2.61)%	(f)
Portfolio turnover rate	19.92%	(e)	35.52%	32.97%	35.04%	34.53%		32.09%	(e)

(a) For the period January 27, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share
(c) CDSC fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended
	June 30, 2009		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005		December 31, 2004

Selected Per Share Data
Net asset value, beginning of period	$ 8.26		$ 11.85	$ 12.19	$ 10.58	$ 11.13		$ 10.00
Income from investment operations:
Net investment income	0.08		0.21	0.18	0.18	0.13		0.12
Net realized and unrealized gain (loss)	(0.07)		(3.60)	(0.04)	1.60	(0.55)		1.14
Total from investment operations	0.01		(3.39)	0.14	1.78	(0.42)		1.26
Less Distributions to shareholders:
From net investment income	-		(0.20)	(0.18)	(0.17)	(0.13)		(0.12)
From net realized gain	-		-	(0.30)	-	-	(b)	(0.01)
Total distributions	-		(0.20)	(0.48)	(0.17)	(0.13)		(0.13)

Net asset value, end of period	$ 8.27		$ 8.26	$ 11.85	$ 12.19	$ 10.58		$ 11.13

Total Return (c)	0.12%	(d)	-28.60%	1.20%	16.86%	-3.74%		12.62%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 24,129		$ 23,783	$ 40,046	$ 38,365	$ 30,927		$ 22,604
Ratio of expenses to average net assets	1.00%	(e)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of expenses to average net assets
before waiver & reimbursement	1.82%	(e)	1.57%	1.43%	1.50%	1.55%		2.52%
Ratio of net investment income to
average net assets	2.22%	(e)	1.82%	1.44%	1.60%	1.38%		2.47%
Ratio of net investment income to
average net assets before waiver & reimbursement	1.40%	(e)	1.25%	1.01%	1.10%	0.83%		0.95%
Portfolio turnover rate	19.92%	(d)	35.52%	32.97%	35.04%	34.53%		32.09%

(a) For the period January 5, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

                Crawford Dividend Growth Fund

Notes to the Financial Statements

June 30, 2009

(Unaudited)

NOTE 1.	ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income and net realized capital gains is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the period ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended June 30, 2009, the Fund did not incur any interest or penalties related to income tax expense. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2005.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2009

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed less than 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Subsequent events - Pursuant to FASB Statement No. 165, Subsequent events ("FAS 165"), management has evaluated subsequent events through August 29, 2009 and determined there was no material impact on these financial statements.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of June 30, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Fund will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on: (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 24,153,273	$ -	$ -	$ 24,153,273
Money Market Securities	636,339	-	-	636,339

Total	$ 24,789,612	$ -	$ -	$ 24,789,612

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 1.00% of its average daily net assets of the Fund through April 30, 2010. For the six months ended June 30, 2009, the Advisor earned fees of $112,728 from the Fund, before waiver of fees. For the six months ended June 30, 2009, the Advisor waived fees of $92,158. At June 30, 2009, the Fund owed $6,677 to the Advisor.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation. Fees waived during the six months ended June 30, 2009 totaling $92,158 may be subject to potential recoupment by the Advisor through December 31, 2012.The amounts subject to recoupment by the Fund, pursuant to the aforementioned conditions are as follows:

Recoverable through
Amount	December 31,

$ 178,374	2010
186,768	2011

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2009, Unified earned fees of $17,707 for administrative services provided to the Fund. At June 30, 2009, the Fund owed Unified $2,707 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management at the Custodian. For the six months ended June, 30, 2009, the Custodian earned fees of $4,213 for custody services provided to the Fund. At June 30, 2009, the Fund owed the Custodian $1,097 for custody services.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2009

(Unaudited)

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2009, Unified earned fees of $11,415 from the Fund for transfer agent services provided to the Fund and $9,877 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2009, Unified earned fees of $11,669 from the Fund for fund accounting services provided to the Fund. At June 30, 2009, the Fund owed Unified $1,866 for transfer agent services, $470 in reimbursement of out-of-pocket expenses and $993 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2009. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six months ended June 30, 2009, the Class C shares incurred 12b-1 expenses of $2,215. At June 30, 2009, the Fund owed the Advisor $1,055 in 12b-1 fees.

NOTE 5.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$ -
Other	5,142,228
Sales
U.S. Government Obligations	$ -
Other	4,470,790

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2009

(Unaudited)

NOTE 5.	INVESTMENT TRANSACTIONS - continued

At June 30, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 1,484,433
Gross (Depreciation)	(2,961,606)

Net Depreciation
on Investments	$ (1,477,173)

At June 30, 2009, the aggregate cost of securities for federal income tax purposes was $26,266,785.

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2009, Charles Schwab & Co, Inc., for the benefit of its customers, owned 32.16% of the Class I shares and Morgan Keegan & Co., for the benefit of its customers, owned 69.87% of the Class C shares. Therefore, the foregoing entities may be deemed to control the Fund.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions during the six months ended June 30, 2009.

The tax character of distributions paid during the fiscal years 2008 and 2007 was as follows:

	2008		2007
Distributions paid from:	Class I	Class C	Class I	Class C
Ordinary income	$ 563,968	$ 3,088	$ 588,658	$ 2,255
Short-term Capital Gain	-	-	47,367	518
Long-term Capital Gain	-	-	917,613	10,024
	$ 563,968	$ 3,088	$ 1,553,638	$ 12,797

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2009

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS - continued

At December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed ordinary income	$ 19,416
Capital Loss Carryforward	(2,357,926)
Unrealized depreciation	(4,250,640)

$ (6,589,150)

The difference between book basis and tax basis unrealized appreciation as of December 31, 2008 was attributable primarily to the tax deferral of losses on wash sales in the amount of $56,258 and the Fund’s election to defer post-October losses of $1,310,386.

NOTE 9.	CAPITAL LOSS CARRYFORWARD

At December 31, 2008, the Fund has available for federal tax purposes an unused capital loss carryforward of $2,357,926, which is available for offset against future taxable net capital gains. This loss carryforward expires on December 31, 2016.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

Chris E. Kashmerick, Treasurer and Chief Financial Officer

Lynn Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

3 to 1 Funds

3 to 1 Diversified Equity Fund

3 to 1 Strategic Income Fund

Semi-Annual Report

June 30, 2009

Fund Adviser:

Envestnet Asset Management, Inc.

35 East Wacker Drive, 24th Floor

Chicago, IL 60601

Toll Free (866) 616-4848

Total Returns as of June 30, 2009*

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please visit the Funds’ website at www.3to1funds.comor call 866-616-4848. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions and are not annualized unless otherwise noted.

**The inception date for both Funds

is January 31, 2008.

***The Manager contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary to maintain each Fund’s net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of acquired funds), at 1.15% of the Fund’s average daily net assets through November 30, 2009. Each waiver or reimbursement by the Manager is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation.

****As disclosed in the Funds’ prospectus for the first fiscal period ended December 31, 2008.

*****The MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Funds’ portfolios.Individuals cannot invest directly in these Indices, however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

†The Custom Benchmark for the 3 to 1 Diversified Equity Fund is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

††The Custom Benchmark for the 3 to 1 Strategic Income Fund is 50% Barclays Capital US Aggregate Bond Index and 50% Barclays Capital US High Yield Intermediate Bond Index.

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The MSCI World Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Custom Benchmark for the 3 to 1 Diversified Equity Fund is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Custom Benchmark for the 3 to 1 Strategic Income Fund is 50% Barclays Capital US Aggregate Bond Index and 50% Barclays Capital US High Yield Intermediate Bond Index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA

.FUND HOLDINGS- (Unaudited)

1As a percent of net assets.

The 3 to 1 Diversified Equity Fund seeks to provide long-term capital appreciation and, secondarily, income.

1As a percent of net assets.

The 3 to 1 Strategic Income Fund seeks to provide total return. Total return is comprised of long-term capital appreciation and income.

Availability of Portfolio Schedules– (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

3 to 1 Diversified Equity Fund	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period* January 1, 2009 - June 30, 2009
Actual	$1,000.00	$1,124.13	$6.06
Hypothetical **	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Equity Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

3 to 1 Strategic Income Fund	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period* January 1, 2009 - June 30, 2009
Actual	$1,000.00	$1,164.30	$6.17
Hypothetical **	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Strategic Income Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

3 to 1 Diversified Equity Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Common Stocks - 92.66%	Shares	Value

Aerospace/Defense Equipment - 0.33%
BBA Aviation PLC	63,968	$ 120,098

Airlines - 0.15%
Cathay Pacific Airways Ltd. (a)	41,000	56,500

Banks - 5.20%
Banco Santander SA	17,439	209,395
Bank of America Corp.	33,250	438,900
Bank Sarasin & Cie AG - Class B (a)	1,803	56,033
DBS Group Holdings, Ltd.	13,545	110,426
DnB NOR ASA (a)	22,312	169,855
Julius Baer Holding AG	5,118	198,490
National Bank of Greece S.A. (a)	8,007	222,385
Societe Generale	3,066	167,234
Sumitomo Mitsui Financial Group, Inc.	25,000	112,712
UniCredit SpA	92,935	234,000
		1,919,430

Batteries/Battery Systems - 0.70%
Energizer Holdings, Inc. (a)	3,170	165,601
Saft Groupe S.A.	2,345	92,728
		258,329

Breweries - 0.54%
Carlsberg A/S	3,091	198,238

Chemicals - 3.94%
Albemarle Corp.	13,400	342,638
Bayer AG	4,039	216,539
Monsanto Co.	4,650	345,681
Mosaic Co./The	4,450	197,135
NewMarket Corp.	3,191	214,850
Sumitomo Chemical Co., Ltd.	3,357	136,736
		1,453,579

Coal - 0.19%
Centennial Coal Company Ltd.	34,761	69,134

Consumer Products - 2.03%
ASICS Corp.	8,000	72,965
Johnson & Johnson	6,155	349,604
Knoll, Inc.	14,060	106,575
Procter & Gamble Co./The	4,280	218,708
		747,852

Construction - 0.31%
Astaldi S.p.A.	16,598	114,084

Diversified Conglomerates - 0.67%
Jardine Matheson Holdings Ltd.	9,000	246,780

Electric Power - 3.10%
AES Corp./The (a)	28,500	330,885
Electricite de France (EDF)	1,267	61,626
Electric Power Development Co., Ltd.	2,100	59,636
International Power plc	27,523	107,880
SunPower Corp. - Class A (a)	13,120	349,517
Suntech Power Holdings Co., Ltd. (a) (b)	7,420	132,521
Terna - Rete Elettrica Nationale SpA	31,070	103,509
		1,145,574

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 92.66% - continued	Shares	Value

Electronics - 4.64%
Dell, Inc. (a)	17,410	$ 239,039
De La Rue plc.	6,052	90,800
Emerson Electric Co.	8,410	272,484
General Cable Corp. (a)	8,300	311,914
International Business Machines Corp. (IBM)	4,475	467,280
NIKON CORP.	7,000	121,449
Nippon Electric Glass Co., Ltd.	3,000	33,643
Prysmian SpA	7,061	106,078
Wincor Nixdorf AG	1,216	68,024
		1,710,711

Finance - 2.42%
American Express Co.	12,750	296,310
London Stock Exchange Group plc	9,244	106,948
NASDAQ OMX Group, Inc./The (a)	12,250	261,047
Western Union Co.	14,000	229,600
		893,905

Firearms - 0.84%
Sturm, Ruger & Co, Inc.	25,000	311,000

Food & Beverages - 3.77%
Coca-Cola Co./The	17,500	839,825
Lance, Inc.	10,056	232,595
Nestle SA	8,489	319,391
		1,391,811

Gas - Distribution - 0.56%
Enagas	7,731	151,985
Tokyo Gas Co., Ltd.	15,000	53,635
		205,620

Gold, Platinum & Silver - 5.78%
Agnico-Eagle Mines, Ltd.	4,685	245,869
Barrick Gold Corp.	8,310	278,801
Goldcorp, Inc.	13,975	485,631
Newmont Mining Corp.	16,250	664,138
NovaGold Resources, Inc. (a)	63,000	269,640
Silver Wheaton Corp. (a)	23,000	189,520
		2,133,599

Hazardous Waste Disposal - 0.38%
EnergySolutions	15,358	141,294

Healthcare - 1.25%
Fresenius Medical Care AG & Co.	5,239	234,722
Owens & Minor, Inc.	2,870	125,763
Tenet Healthcare Corp. (a)	36,213	102,121
		462,606

Import/Export - 0.79%
DP World, Ltd.	228,303	82,417
ITOCHU Corp.	30,000	208,944
		291,361

Insurance - 5.79%
Aksigorta AS	58,190	153,032
Alleghany Corp. (a)	811	219,781
Allianz SE	2,333	214,057
AXA Asia Pacific Holdings, Ltd.	33,070	104,004
Fondiaria - Sai S.p.A.	19,336	196,778
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 92.66% - continued	Shares	Value

Insurance - 5.79% - continued
Investors Title Co.	3,192	85,865
Markel Corp. (a)	765	215,500
Montpelier Re Holdings, Ltd.	18,060	240,017
Tokio Marine Holdings, Inc.	4,800	132,829
Wesco Financial Corp.	735	213,885
White Mountains Insurance Group, Ltd.	848	193,369
Zurich Financial Services AG	956	168,241
		2,137,358

Investment Companies - 0.53%
Cheung Kong Infrastructure Holdings, Ltd.	17,000	195,443

Leisure & Entertainment - 2.05%
Carnival plc (a)	4,764	126,083
City Developments, Ltd.	8,000	47,423
Kangwon Land, Inc.	6,130	78,432
MGM Mirage (a)	34,795	222,340
Sol Melia, S.A.	18,600	109,581
Wynn Resorts, Ltd. (a)	4,905	173,147
		757,006

Machinery - 2.27%
Caterpillar, Inc.	8,100	267,624
Danieli & Co. S.p.A. - Risparmio shares	14,297	131,559
Deere & Co.	6,750	269,663
Kone OYJ - Class B	5,472	167,560
		836,406

Metals, Minerals & Mining - 1.04%
Rio Tinto plc	4,503	156,107
Tredegar Corp.	12,300	163,836
Vulcan Materials Co.	1,500	64,650
		384,593

Petroleum & Natural Gas - 16.54%
Atwood Oceanics, Inc. (a)	12,030	299,667
Buckeye Partners, L.P.	3,900	167,037
Canadian Natural Resources, Ltd.	9,500	498,655
Delta Petroleum Corp. (a)	14,010	27,039
Devon Energy Corp.	3,150	171,675
Enia SpA	21,061	149,634
Galp Energia SGPS SA - Class B	9,373	131,477
Hess Corp.	8,328	447,630
KazMunaiGas Exploration Production (c)	9,600	182,400
Kinder Morgan Management, LLC (a)	5,061	228,605
Murphy Oil Corp.	11,285	613,001
Oilsands Quest, Inc. (a)	165,510	158,890
Petroleo Brasileiro S.A. (b)	15,000	614,700
Royal Dutch Shell plc - Class A	13,517	337,925
Suncor Energy, Inc.	29,800	904,132
Total SA	4,877	263,244
Transocean, Ltd. (a)	3,475	258,158
Valero Energy Corp.	38,400	648,576
		6,102,445

Pharmaceutical Preparations - 3.39%
Alnylam Pharmaceuticals, Inc. (a)	9,750	217,133
Bristol-Myers Squibb Co.	7,625	154,864
CSL, Ltd.	4,105	106,699
Roche Holding AG	2,477	336,386
Sepracor, Inc. (a)	11,325	196,149
Valeant Pharmaceuticals International (a)	9,295	239,067
		1,250,298
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 92.66% - continued	Shares	Value

Public Thoroughfares - 0.55%
Atlantia S.p.A.	10,013	$ 202,254

Real Estate Development and Management - 1.27%
Cheung Kong (Holdings), Ltd.	19,643	68,940
Kerry Properties, Ltd.	25,000	109,676
Mitsubishi Estate Company, Ltd.	5,000	83,484
Tejon Ranch Co. (a)	7,780	206,092
		468,192

Restaurants - 1.40%
McDonald's Corp.	6,675	383,745
Whitbread PLC	9,785	131,579
		515,324

Retail - 6.17%
Barnes & Noble, Inc.	9,225	190,312
Cabela's, Inc. (a)	9,643	118,609
CarMax, Inc. (a)	19,500	286,650
Compagnie Financiere Richemont SA	2,491	51,716
FamilyMart Co., Ltd.	5,000	157,019
Inergy, L.P.	8,500	216,665
PriceSmart, Inc.	14,700	246,225
Wal-Mart Stores, Inc.	11,810	572,076
WH Smith PLC	17,775	122,437
Whole Foods Market, Inc. (a)	16,500	313,170
		2,274,879

Safety - 0.43%
Brink's Home Security Holdings, Inc. (a)	5,620	159,102

Services - 5.51%
Advent Software, Inc. (a)	2,000	65,580
CME Group, Inc.	1,100	342,221
Corrections Corporation of America (a)	14,600	248,054
Eaton Vance Corp.	10,000	267,500
Fluor Corp.	4,215	216,187
IMS Health, Inc.	11,300	143,510
Korn/Ferry International (a)	16,790	178,646
L-1 Identity Solutions, Inc. (a)	15,050	116,487
McDermott International, Inc. (a)	10,750	218,333
Service Corp. International	42,800	234,544
		2,031,062

Telecommunications - 2.48%
Hutchison Telecommunications Hong Kong Holding, Ltd. (a)	498,550	68,188
Millicom International Cellular S.A. (a)	3,621	203,717
Nippon Telegraph & Telephone Corp.	3,000	121,884
Singapore Telecommunications, Ltd.	84,000	174,105
Telefonica S.A.	15,425	348,788
		916,682

Television - 0.60%
Mediaset S.p.A.	11,100	62,164
Modern Times Group MTG AB - Class B	5,760	159,465
		221,629

Tobacco Products - 1.42%
JAPAN TOBACCO, INC.	96	300,482
Universal Corp.	6,707	222,069
		522,551
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Common Stocks - 92.66% - continued	Shares	Value

Toys - 1.32%
Hasbro, Inc.	4,441	107,650
Marvel Entertainment, Inc. (a)	6,745	240,055
Nintendo Co., Ltd.	500	138,001
		485,706

Transportation - 2.31%
Alexander & Baldwin, Inc.	9,900	232,056
Brink's Co./The	8,720	253,142
Central Japan Railway Co.	34	208,965
Deutsche Post AG	7,587	98,283
MTR Corp.	19,355	58,064
		850,510

TOTAL COMMON STOCKS (Cost $38,939,197)		34,182,945

Real Estate Investment Trusts - 1.30%

Hatteras Financial Corp.	11,200	$ 320,208
UDR, Inc.	15,405	159,134

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $549,691)		479,342

Exchange-Traded Funds - 3.29%

iShares Silver Trust (a)	29,935	400,530
Market Vectors Gold Miners ETF (a)	6,700	253,360
SPDR Gold Trust (a)	6,125	558,478

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,168,202)		1,212,368

Rights - 0.06%

Rio Tinto Plc, 07/01/09	1,919	22,060

TOTAL RIGHTS (Cost $14,021)		22,060

Money Market Securities - 2.78%

Huntington U.S. Treasury Money Market Fund - Investment Shares, 0.01% (d)	1,024,577	1,024,577

TOTAL MONEY MARKET SECURITIES (Cost $1,024,577)		1,024,577

TOTAL INVESTMENTS (Cost $41,695,688) - 100.09%		$ 36,921,292

Liabilities in excess of cash and other assets - (0.09)%		(31,362)

TOTAL NET ASSETS - 100.00%		$ 36,889,930

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at June 30, 2009.
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.76%
Bermuda	0.65%
Brazil	1.95%
Canada	5.34%
China	0.36%
Denmark	0.54%
Finland	1.04%
France	1.59%
Germany	1.48%
Greece	0.60%
Hong Kong	2.18%
Italy	3.43%
Japan	5.07%
Kazakhstan	0.49%
Luxembourg	0.00%
Netherlands	0.92%
Norway	0.46%
Portugal	0.36%
Singapore	0.90%
Spain	2.22%
Sweden	0.43%
Switzerland	3.76%
Turkey	0.41%
United Arab Emirates	0.22%
United Kingdom	2.67%
United States	62.26%
Total	100.09%
Liablilities in excess of cash and other assets	(0.09)%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
June 30, 2009
(Unaudited)
	Principal
Asset-Backed Security - 1.23%	Amount	Value

CNH Equipment Trust, Series 2008-B, Class A3, 4.780%, 07/16/2012 (a)	$ 100,000	$ 101,492
Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 04/15/2015 (a)	105,000	108,601
USAA Auto Owner Trust, Series 2008-3, Class A4, 4.710%, 02/18/2014 (a)	100,000	103,221

TOTAL ASSET-BACKED SECURITY (Cost $304,971)		313,314

Corporate Bonds - 60.12%

Advanced Micro Devices, Inc., 7.750%, 11/01/2012	202,000	134,835
AES Corp., 7.750%, 10/15/2015	90,000	84,150
Altria Group, Inc., 9.700%, 11/10/2018	50,000	57,413
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	353,000	111,195
American Railcar Industries, Inc., 7.500%, 03/01/2014	52,000	45,630
Amkor Technologies, Inc., 9.250%, 06/01/2016	392,000	365,050
Anardarko Petroleum Corp., 6.950%, 06/15/2019	90,000	90,990
Anheuser-Busch Cos., Inc., 4.500%, 04/01/2018	40,000	35,976
Anheuser-Busch Cos., Inc., 6.450%, 09/01/2037	50,000	46,719
ArcelorMittal, 9.850%, 06/01/2019	60,000	64,857
Ashland, Inc., 9.125%, 06/01/2017 (b)	30,000	31,275
Aventine Renewable Energy, Inc., 10.000%, 04/01/2017 (c)	433,000	149,385
Barclays Bank PLC., 6.750%, 05/22/2019	125,000	124,192
Bear Stearns Cos., LLC, 6.400%, 10/02/2017	90,000	90,303
Boyd Gaming Corp., 6.750%, 04/15/2014	704,000	573,760
Brigham Exploration Co., 9.625%, 05/01/2014	324,000	223,560
Bunge LTD Finance Corp., 8.500%, 06/15/2019	35,000	36,659
Callon Petroleum Co., 9.750%, 12/08/2010	137,000	52,745
Capmark Financial Group, Inc., 5.875%, 05/10/2012	1,869,000	485,807
Caterpillar Financial Services Corp., 5.450%, 04/15/2018	15,000	14,305
Caterpillar Financial Services Corp., 7.150%, 02/15/2019	45,000	48,251
Chevron Phillips Chemical Company LLC, 8.25%, 06/15/2019 (b)	60,000	62,699
CIT Group, Inc., 4.750%, 12/15/2010	645,000	506,491
CIT Group, Inc., 5.000%, 02/01/2015	22,000	12,978
CIT Group, Inc., 5.000%, 02/13/2014	9,000	5,352
CIT Group, Inc., 5.125%, 09/30/2014	1,000	590
CIT Group, Inc., 5.400%, 01/30/2016	5,000	2,827
CIT Group, Inc., 5.650%, 02/13/2017	5,000	2,825
CIT Group, Inc., 5.800%, 10/01/2036	5,000	2,692
CIT Group, Inc., 5.850%, 09/15/2016	1,000	565
Citigroup, Inc., 6.500%, 08/19/2013	105,000	102,085
Clayton William Energy, Inc., 7.750%, 08/01/2013	293,000	213,890
CMS Energy Corp., 8.750%, 06/15/2019	5,000	5,084
Colonial Realty L.P., 5.500%, 10/01/2015	60,000	47,348
Comcast Corp., 6.950%, 08/15/2037	124,000	129,700
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	47,486
Crane Co., 6.550%, 11/15/2036	60,000	51,953
Cricket Communications, Inc., 9.375%, 11/01/2014	460,000	455,400
Dr. Pepper Snapple Group, 6.820%, 05/01/2018	64,000	67,793
Dune Energy, Inc., 10.500%, 06/01/2012	371,000	191,065
Embarq Corp., 7.995%, 06/01/2036	180,000	158,688
Enersis SA, 7.375%, 01/15/2014	40,000	42,872
EQT Corp., 8.125%, 06/01/2019	35,000	37,527
Equifax, Inc., 7.000%, 07/01/2037	35,000	34,018
Export-Import Bank Korea, 8.125%, 01/21/2014	100,000	109,567
Express Scripts, Inc., 7.250%, 06/15/2019	10,000	11,047
Fiserv, Inc., 6.125%, 11/20/2012	60,000	62,327
Florida Power & Light, 4.950%, 06/01/2035	25,000	23,314
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,094,000	880,369
Freescale Semiconductor, 10.125%, 12/15/2016	75,000	25,875
Frontier Communications., 7.875%, 01/15/2027	55,000	44,275
Gaylord Entertainment Co., 8.000%, 11/15/2013	455,000	390,163
General Electric Capital Corp., 5.625%, 09/15/2017	220,000	210,890
General Electric Capital Corp., 5.875%, 01/14/2038	5,000	3,969
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	108,750
GMAC LLC, 6.000%, 12/15/2011 (b)	18,000	15,570
GMAC LLC, 6.625%, 05/15/2012 (b)	75,000	63,375
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)
	Principal
Corporate Bonds - 60.12% - continued	Amount	Value

GMAC LLC, 7.250%, 03/02/2011	$ 777,000	$ 705,278
GMAC LLC, 8.000%, 11/01/2031 (b)	30,000	21,300
Goldman Sachs Group, Inc., 6.150%, 04/01/2018	120,000	117,024
HCA, Inc., 7.500%, 12/15/2023	25,000	16,409
HCA, Inc., 9.125%, 11/15/2014	35,000	34,738
Heinz (H.J.) Co., 5.350%, 07/15/2013	105,000	109,883
Home Depot, Inc., 5.875%, 12/16/2036	80,000	70,805
Hospira, Inc., 6.050%, 03/30/2017	20,000	19,562
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	41,265
Icahn Enterprises L.P., 7.125%, 02/15/2013	571,000	518,182
International Lease Finance Corp., 5.000%, 04/15/2010	30,000	27,481
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	3,887
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	3,878
International Lease Finance Corp., 5.650%, 06/01/2014	15,000	10,881
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	11,421
International Paper Co., 9.375%, 05/15/2019	105,000	107,204
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	33,600
iSTAR Financial, Inc., 0.983%, 03/09/2010 (a)	720,000	630,900
iSTAR Financial, Inc., 6.000%, 12/15/2010	35,000	24,157
JPMorgan Chase & Co., 2.125%, 06/22/2012	55,000	55,244
JPMorgan Chase & Co., 6.000%, 01/15/2018	65,000	64,678
Kraft Foods, Inc., 6.125%, 08/23/2018	55,000	57,058
Kraft Foods, Inc., 6.875%, 02/01/2038	50,000	52,992
Level 3 Financing, Inc., 9.250%, 11/01/2014	600,000	495,000
M/I Homes, Inc., 6.875%, 04/01/2012	85,000	68,425
Marsh & McLennan Cos, Inc. 9.250%, 04/15/2019	40,000	45,087
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	37,574
Merrill Lynch & Co., 5.450%, 02/05/2013	70,000	68,185
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	101,974
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	557,000	556,304
MGM Mirage, Inc., 7.625%, 01/15/2017	115,000	75,038
Mobile Mini, Inc., 6.875%, 05/01/2015	321,000	268,838
Morgan Stanley, 4.250%, 05/15/2010	65,000	65,751
Morgan Stanley, 5.550%, 04/27/2017	35,000	32,631
Morgan Stanley, 6.625%, 04/01/2018	30,000	29,956
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,480
Motorola, Inc., 6.500%, 09/01/2025	10,000	7,015
Motorola, Inc., 6.625%, 11/15/2037	10,000	6,817
Nabors Industries, Inc., 9.250%, 01/15/2019 (b)	40,000	46,194
NGPL Pipeco LLC, 6.514%, 12/15/2012 (b)	65,000	68,185
Oneok Partners, LP., 8.625%, 03/01/2019	40,000	44,810
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	28,418
Phi, Inc., 7.125%, 04/15/2013	77,000	68,915
Qtel International Finance, 7.875%, 06/10/2019 (b)	100,000	102,086
Reynolds American, Inc., 7.250%, 06/15/2037	70,000	57,880
Roche Holdings, Inc., 6.000%, 03/01/2019 (b)	60,000	64,095
Royal Caribbean Cruises, 8.000%, 5/15/2010	312,000	313,560
Royal Caribbean Cruises, 11.875%, 7/15/2015	80,000	77,919
Six Flags, Inc., 9.750%, 04/15/2013 (c)	411,000	57,540
SLM Corp., 5.000%, 10/01/2013	50,000	40,480
SLM Corp., 5.375%, 05/15/2014	10,000	8,045
SLM Corp., 8.450%, 06/15/2018	50,000	42,837
Smithfield Foods, Inc., 10.000%, 07/15/2014 (b)	65,000	64,513
Southern California Edison, 7.625%, 01/15/2010	35,000	36,005
Sprint Capital Corp., 6.875%, 11/15/2028	140,000	100,100
Telecom Italia Capital, 7.200%, 07/18/2036	120,000	116,688
Teppco Partners L.P., 7.550%, 04/15/2038	45,000	46,866
Time Warner Cable, Inc., 8.250%, 04/01/2019	85,000	96,608
Time Warner, Inc., 6.500%, 11/15/2036	60,000	52,697
True Move Co. Ltd., 10.750%, 12/16/2013 (b)	100,000	77,000
Trump Entertainment Resorts, 8.500%, 06/01/2015 (c)	867,000	111,626
Unisys Corp., 12.500%, 01/15/2016	81,000	48,195
United Refining Co., 10.500%, 08/15/2012	354,000	277,890
United Rentals North America, Inc., 6.500%, 02/15/2012	352,000	343,200
US Concrete, Inc., 8.375%, 04/01/2014	399,000	263,340
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)
	Principal
Corporate Bonds - 60.12% - continued	Amount	Value

US Steel Corp., 6.650%, 06/01/2037	$ 40,000	$ 30,301
US West Communications, 6.875%, 09/15/2033	30,000	22,050
US West Communications, 7.200%, 11/10/2026	170,000	129,200
USG Corp., 6.300%, 11/15/2016	55,000	40,975
Valero Energy Corp., 9.375%, 03/15/2019	55,000	62,748
Waste Management, Inc., 7.375%, 03/11/2019	30,000	32,205
Weatherford International Ltd., 6.500%, 08/01/2036	45,000	40,847
Wellpoint, Inc., 7.000%, 02/15/2019	85,000	88,024
Whirlpool Corp., 8.000%, 05/01/2012	15,000	15,534
Whirlpool Corp., 8.600%, 05/01/2014	15,000	15,690
Willis North America, Inc., 6.200%, 03/28/2017	30,000	26,607
Wynn Las Vegas LLC., 6.625%, 12/01/2014	383,000	331,295
Xerox Corp., 6.350%, 05/15/2018	110,000	98,335
XTO Energy, Inc., 6.375%, 06/15/2038	95,000	97,413

TOTAL CORPORATE BONDS (Cost $17,267,199)		15,292,294

Convertible Corporate Bonds - 7.33%

Affymetrix, Inc., 3.500%, 01/15/2038	892,000	666,770
Diodes, Inc., 2.250%, 10/01/2026	376,000	328,060
Hospitality Property Trust, 3.800%, 03/15/2027	428,000	358,985
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013	246,000	185,730
Nektar Therapeutics, 3.250%, 09/28/2012	438,000	324,120

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,643,072)		1,863,665

Foreign Bonds - 2.31%

Emirate of Abu Dhabi, 6.750%, 04/08/2019	115,000	119,214
HKCG Finance, Ltd, 6.250%, 08/07/2018 (b)	100,000	108,683
Republic of Indonesia, 7.750%, 01/17/2038 (b)	100,000	92,000
Republic of Korea, 7.125%, 04/16/2019	100,000	108,057
Rio Tinto Finance USA, Ltd., 9.000%, 05/01/2019	45,000	50,101
Telemar Norte Leste S.A., 9.500%, 04/23/2019 (b)	100,000	109,375

TOTAL FOREIGN BONDS (Cost $551,240)		587,430

Mortgage-Backed Securities - 15.64%

Bank of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.689%, 04/10/2049	30,000	22,804
Bear Stearns Commercial Mortgage, Series 2006-PW13, Class A4, 5.540%, 09/11/2041 (a)	65,000	54,071
Bear Stearns Commercial Mortgage, Series 2007-PW15, Class A4, 5.331%, 02/11/2044 (a)	25,000	20,297
Bear Stearns Commercial Mortgage, Series 2007-PW16, Class A4, 5.717%, 06/11/2040 (a)	50,000	41,167
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.431%, 10/15/2049 (a)	25,000	20,060
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049 (a)	40,000	36,653
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049 (a)	60,000	44,437
Commercial Mortgage Pass-Through Certificate, Series 2006-C7, Class A4, 5.768%, 06/10/2046 (a)	50,000	42,452
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 09/15/2040 (a)	100,000	68,956
Credit Suisse Mortgage Capital Certificate, Series 2008-C1, Class A3, 6.217%, 02/15/2041 (a)	65,000	47,076
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	127,692	127,910
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	120,443	126,675
Fannie Mae, Pool #888478, 6.000%, 07/01/2037	84,359	88,380
Fannie Mae, Pool #888545, 6.500%, 07/01/2037	69,053	73,650
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	84,472	90,122
Fannie Mae, Pool #899945, 5.500%, 12/01/2037	195,664	202,297
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	118,380	124,070
Fannie Mae, Pool #938605, 6.000%, 05/01/2022	173,907	184,385
Fannie Mae, Pool #940807, 6.000%, 07/01/2037	85,256	89,241
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	89,038	92,283
Fannie Mae, Pool #960470, 6.500%, 12/01/2037	103,517	110,410
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	71,111	72,526
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	86,672	90,704
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	86,343	90,360
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	168,220	168,507
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2009
(Unaudited)
	Principal
Mortgage-Backed Securities - 15.64% - continued	Amount	Value

Freddie Mac, Pool #AA4936, 5.000%, 03/01/2039	$ 128,922	$ 131,475
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	246,424	251,021
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	169,856	175,788
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	42,220	43,681
Ginnie Mae, Pool #685839, 5.000%, 04/15/2038	38,915	39,767
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	191,671	199,600
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.917%, 07/10/2038 (a)	25,000	20,575
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049 (a)	95,000	76,640
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039 (a)	115,000	91,971
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039 (a)	120,000	98,186
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 04/15/2045 (a)	100,000	85,139
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 06/12/2047 (a)	25,000	18,894
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.800%, 06/15/2049 (a)	125,000	95,806
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/2049 (a)	100,000	73,885
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030 (a)	100,000	94,403
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 06/15/2038 (a)	50,000	41,997
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039 (a)	50,000	40,669
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041 (a)	50,000	40,591
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.650%, 06/11/2042 (a)	110,000	92,585
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 01/11/2043 (a)	50,000	43,311
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048 (a)	120,000	91,973

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,937,918)		3,977,450

U.S Government Securities - 10.96%

Fannie Mae, 5.000%, 02/13/2017	73,000	79,778
Fannie Mae, 5.375%, 06/12/2017	205,000	229,093
U.S. Treasury Note 2.750%, 02/15/2019	130,000	121,794
U.S. Treasury Bond, 3.500%, 02/15/2039	140,000	121,100
U.S. Treasury Note, 3.125%, 05/15/2019	1,980,000	1,915,656
U.S. Treasury Note, 3.625%, 01/15/2010	135,000	137,379
U.S. Treasury Note, 3.750%, 11/15/2018	180,000	183,165

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,722,182)		2,787,965

Preferred Stock - 0.15%	Shares

Fannie Mae, Series Q, 6.750%	22,000	26,400
GMAC Preferred Blocker, 7.000% (b)	27	11,613

TOTAL PREFERRED STOCK (Cost $91,070)		38,013

Money Market Securities - 1.52%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.58% (d)	189,916	189,916
Huntington U.S. Treasury Money Market Fund - Investment Shares, 0.01% (d)	196,273	196,273

TOTAL MONEY MARKET SECURITIES (Cost $386,189)		386,189

TOTAL INVESTMENTS (Cost $26,903,841) - 99.26%		$ 25,246,320

Other assets less liabilities - 0.74%		187,314

TOTAL NET ASSETS - 100.00%		$ 25,433,634

(a) Variable Rate Security; the rate shown represents the rate at June 30, 2009.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
See Note 5 in the Notes to the Financial Statements.
(c) In default.
(d) Variable Rate Security; the money market rate shown represents the rate at June 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Assets and Liabilities
June 30, 2009
(Unaudited)
	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund
Assets
Investment in securities:
At cost	$ 41,695,688	$ 26,903,841
At value	$ 36,921,292	$ 25,246,320

Foreign cash translated into U.S. dollars (Cost $61,908)	61,667	-
Receivable for investments sold	134,199	-
Receivable for Fund shares sold	2,502	100
Withholding tax reclaim	15,701	-
Dividends receivable	47,964	-
Interest receivable	41	358,016
Prepaid expenses	13,395	10,376
Total assets	37,196,761	25,614,812

Liabilities
Payable for investments purchased	246,360	140,450
Payable for Fund shares redeemed	10,296	13,316
Payable to Adviser	4,098	311
Payable to administrator, transfer agent, and fund accountant	13,742	13,784
Payable to trustees and officers	1,049	3,081
Payable to custodian	14,279	1,287
Other accrued expenses	17,007	8,949
Total liabilities	306,831	181,178

Net Assets	$ 36,889,930	$ 25,433,634

Net Assets consist of:
Paid in capital	$ 56,130,488	$ 26,128,491
Accumulated undistributed net investment income	259,684	990,422
Accumulated undistributed net realized gain (loss) from investment transactions	(14,725,969)	(27,758)
Net unrealized appreciation (depreciation) on:
Investments	(4,774,396)	(1,657,521)
Other assets and liabilities denominated in foreign currencies	123	-

Net Assets	$ 36,889,930	$ 25,433,634

Shares outstanding (unlimited number of shares authorized)	3,806,659	1,821,586

Net Asset Value and offering price per share	$ 9.69	$ 13.96

Redemption price per share (Net Asset Value * 98%) (a)	$ 9.50	$ 13.68

(a) The Funds charge a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Operations
For the six months ended June 30, 2009
(Unaudited)	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund

Investment Income
Dividend income (net of withholding tax of $32,793 and $0 respectively)	$ 413,237	$ 1,082,865
Interest income (net of withholding tax of $0 and $1,010 respectively)	-	733
Total Income	413,237	1,083,598

Expenses
Investment Adviser fee	165,249	107,888
Custodian expenses	38,532	5,651
Transfer agent expenses	36,054	42,282
Fund accounting expenses	23,355	21,582
Legal expenses	19,794	12,645
Administration expenses	16,988	17,285
Registration expenses	13,184	8,976
Audit expenses	12,966	6,460
Pricing expenses	7,309	12,472
CCO expenses	4,105	4,412
Trustee expenses	3,977	5,813
Insurance expenses	3,106	1,359
24f-2 expenses	2,776	184
Report printing expenses	1,090	-
Miscellaneous expenses	914	513
Total Expenses	349,399	247,522
Fees waived and expenses reimbursed by Adviser (a)	(159,363)	(123,430)
Net operating expenses	190,036	124,092
Net investment income	223,201	959,506

Realized & Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,539,156)	64,209
Foreign currency transactions	3,384	61,463
Change in unrealized appreciation (depreciation) on:
Investments	8,102,483	2,499,739
Foreign currency translations	(84)	(136)
Net realized and unrealized gain (loss) on investment securities	3,566,627	2,625,275
Net increase (decrease) in net assets resulting from operations	$ 3,789,828	$ 3,584,781

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Diversified Equity Fund
Statements of Changes In Net Assets

	Six months ending
	June 30, 2009	Period ending
	(Unaudited)	December 31, 2008	(a)
Operations
Net investment income (loss)	$ 223,201	$ 241,070
Net realized gain (loss) on investment securities
and foreign currency transactions	(4,535,772)	(10,214,953)
Change in net unrealized appreciation (depreciation)
on investments and foreign currency transactions	8,102,399	(12,876,672)
Net increase (decrease) in net assets resulting from operations	3,789,828	(22,850,555)

Distributions
From net investment income	-	(179,831)
Total distributions	-	(179,831)

Capital Share Transactions
Proceeds from shares sold	3,521,227	61,835,130
Reinvestment of distributions	-	179,831
Amount paid for shares redeemed	(4,369,653)	(5,039,670)
Proceeds from redemption fees (b)	405	3,218
Net increase (decrease) in net assets resulting
from share transactions	(848,021)	56,978,509

Total Increase (Decrease) in Net Assets	2,941,807	33,948,123

Net Assets
Beginning of period	33,948,123	-

End of period	$ 36,889,930	$ 33,948,123

Accumulated undistributed net investment income
included in net assets at end of period	$ 259,684	$ 36,483

Capital Share Transactions
Shares sold	412,972	4,356,679
Shares issued in reinvestment of distributions	-	21,207
Shares redeemed	(545,499)	(438,700)

Net increase (decrease) from capital share transactions	(132,527)	3,939,186

(a) For the period January 31, 2008 (commencement of operations) to December 31, 2008.
(b) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Strategic Income Fund
Statements of Changes In Net Assets

	Six months ending
	June 30, 2009	Period ending
	(Unaudited)	December 31, 2008	(a)
Operations
Net investment income (loss)	$ 959,506	$ 1,210,579
Net realized gain (loss) on investment securities
and foreign currency transactions	125,672	(138,035)
Change in net unrealized appreciation (depreciation)
on investments and foreign currency transactions	2,499,603	(4,157,124)
Net increase (decrease) in net assets resulting from operations	3,584,781	(3,084,580)

Distributions
From net investment income	-	(1,194,947)
Total distributions	-	(1,194,947)

Capital Share Transactions
Proceeds from shares sold	3,986,854	25,361,837
Reinvestment of distributions	-	1,194,944
Amount paid for shares redeemed	(1,372,533)	(3,044,252)
Proceeds from redemption fees (b)	404	1,126
Net increase (decrease) in net assets resulting
from share transactions	2,614,725	23,513,655

Total Increase (Decrease) in Net Assets	6,199,506	19,234,128

Net Assets
Beginning of period	19,234,128	-

End of period	$ 25,433,634	$ 19,234,128

Accumulated undistributed net investment income
included in net assets at end of period	$ 990,422	$ 31,027

Capital Share Transactions
Shares sold	327,386	1,730,652
Shares issued in reinvestment of distributions	-	104,636
Shares redeemed	(109,835)	(231,253)

Net increase (decrease) from capital share transactions	217,551	1,604,035

(a) For the period January 31, 2008 (commencement of operations) to December 31, 2008.
(b) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Diversified Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended
	June 30, 2009		Period ended
	(Unaudited)		December 31, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 8.62		$ 15.00

Income from investment operations:
Net investment income (loss)	0.06		0.06
Net realized and unrealized gain (loss) on investments	1.01		(6.51)
Reimbursements for currency loss	-		0.12
Total from investment operations	1.07		(6.33)

Less distributions:
From net investment income	-		(0.05)
Total distributions	-		(0.05)

Paid in capital from redemption fees (b)	-		-

Net asset value, end of period	$ 9.69		$ 8.62

Total Return (c)	12.41%	(d)	-42.22%	(d) (f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 36,890		$ 33,948

Ratio of expenses to average net assets	1.15%	(e)	1.15%	(e)
Ratio of expenses to average net assets
before waiver and reimbursement	2.11%	(e)	2.10%	(e)
Ratio of net investment income (loss) to
average net assets	1.35%	(e)	0.67%	(e)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	0.39%	(e)	(0.28)%	(e)
Portfolio turnover rate	34.45%		165.36%

(a) For the period January 31, 2008 (Commencement of Operations) to December 31, 2008.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Before the reimbursement for currency loss, the total return for the period would have been
-42.87%.
*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Strategic Income
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended
	June 30, 2009		Period ended
	(Unaudited)		December 31, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 11.99		$ 15.00

Income from investment operations:
Net investment income (loss)	0.52		0.94	(b)
Net realized and unrealized gain (loss) on investments	1.45		(3.15)
Total from investment operations	1.97		(2.21)

Less distributions:
From net investment income	-		(0.80)
Total distributions	-		(0.80)

Paid in capital from redemption fees (c)	-		-

Net asset value, end of period	$ 13.96		$ 11.99

Total Return (d)	16.43%	(e)	-14.44%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 25,434		$ 19,234

Ratio of expenses to average net assets	1.15%	(f)	1.15%	(f)
Ratio of expenses to average net assets
before waiver and reimbursement	2.29%	(f)	2.71%	(f)
Ratio of net investment income (loss) to
average net assets	8.89%	(f)	7.42%	(f)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	7.75%	(f)	5.86%	(f)
Portfolio turnover rate	42.29%		162.74%

(a) For the period January 31, 2008 (commencement of operations) to December 31, 2008.
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds

Notes to the Financial Statements

June 30, 2009

(Unaudited)

NOTE 1. ORGANIZATION

The 3 to 1 Diversified Equity Fund (the “Equity Fund”) and the 3 to 1 Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on December 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust filed on October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Envestnet Asset Management, Inc. (the “Manager” or “Adviser”). Envestnet uses a Manager of Managers approach and has entered into a Portfolio Consulting Agreement with III to I Financial Management Research, L.P. (“FMR”), to provide investment research and management services. The Manager has entered into Sub-advisory Agreements with Aletheia Research and Management, Inc., London Company of Virginia, and Pictet Asset Management, Inc. for the Equity Fund and SMH Capital Advisors, Inc. and Loomis, Sayles & Company, LP for the Strategic Income Fund. The Equity Fund and the Strategic Income Fund commenced operations on January 31, 2008. The Equity Fund seeks to provide long-term capital appreciation and, secondarily, income. The Strategic Income Fund seeks to provide total return. Total return is comprised of long-term capital appreciation and income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the six months ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended June 30, 2009, the Funds did not incur any interest or penalties related to income tax expense. The Funds are subject to examination by U.S, Federal authorities for the 2008 tax year.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of cost of investment or as a realized gain respectively. The calendar year-end amounts of ordinary income capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distributions information available. Distributions received from investments in publically traded partnerships are recorded as a reduction of the cost of the investment. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Foreign Currency Translation - Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Subsequent events - Pursuant to FASB Statement No. 165, Subsequent events ("FAS 165"), management has evaluated subsequent events through August 29, 2009 and determined there was no material impact on these financial statements. Please see Note 11 for information regarding Sub-Advisers.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Funds adopted FAS 157-4 as of June 30, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Equity Fund’s assets as of June 30, 2009:

.

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 34,182,945	$ -	$ -	$ 34,182,945

Real Estate Investment Trusts	479,342	-	-	479,342

Exchange-Traded Funds	1,212,368	-	-	1,212,368

Rights	22,060	-	-	22,060

Money Market Securities	1,024,577	-	-	1,024,577

Total	$ 36,921,292	$ -	$ -	$ 36,921,292

The Equity Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Equity Fund did not hold any derivative instruments during the reporting period.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Strategic Income Fund’s assets as of June 30, 2009:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset-Backed Securities	$ -	$ 313,314	$ -	$ 313,314

Corporate Bonds	-	14,642,402	-	14,642,402

Restricted Corporate Bonds	-	649,892	-	649,892

Convertible Corporate Bonds	-	1,863,665	-	1,863,665

Foreign Bonds	-	277,372	-	277,372

Restricted Foreign Bonds	-	310,058	-	310,058

Mortgage-Backed Securities	-	3,977,450	-	3,977,450

U.S. Government Securities	-	2,787,965	-	2,787,965

Preferred Securities	-	26,400	-	26,400

Restricted Preferred Securities		11,613	-	11,613

Money Market Securities	386,189	-	-	386,189

Total	$ 386,189	$ 24,860,131	$ -	$ 25,246,320

The Strategic Income Fund did not hold any derivative instruments during the reporting period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Strategic Income Fund:

	Balance as of June 30, 2008	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2009

Preferred Securities	$ 6,750	$ -	$ -	$ -	$ (6,750)	$ -

Total	$ 6,750	$ -	$ -	$ -	$ (6,750)	$ -

The total change in unrealized appreciation (depreciation) included in the Statement of Changes attributible to
Level 3 investments still held at June 30, 2009 was $ (6,750).

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Equity Fund and Strategic Income Fund under the terms of the management agreements (the “Agreements”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended June 30, 2009, the Adviser earned fees of $165,249 and $107,888 from the Equity Fund and the Strategic Income Fund, respectively, before waiving a portion of those fees, as described below. At June 30, 2009, $4,098 and $311 for the Equity Fund and the Strategic Income Fund, respectively, was owed to the Adviser for advisory services.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary to maintain each Fund’s net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and any indirect expenses (such as fees and expenses of acquired funds), and extraordinary litigation expense at 1.15% of each Fund’s average daily net assets through April 30, 2010. For the six months ended June 30, 2009, the Adviser waived fees and reimbursed expenses of $159,363 and $123,430 for the Equity Fund and the Strategic Income Fund, respectively. Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation. As of December 31, 2008, $342,160 and $254,398 is subject to repayment by the Equity Fund and the Strategic Income Fund, respectively through December 31, 2011. $159,363 and $123,430 for the Equity Fund and Strategic Income Fund, respectively, may be subject to potential repayment by the Funds to the Adviser through December 31, 2012.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2009, Unified earned fees of $16,988 and $17,285 for administrative services provided to the Equity Fund and the Strategic Income Fund, respectively. At June 30, 2009, Unified was owed $2,893 and $2,772 by the Equity Fund and the Strategic Income Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended June 30, 2009, the Custodian earned fees of $38,532 and $5,651 from the Equity Fund and the Strategic Income Fund, respectively, for custody services. At June 30, 2009, the Custodian was owed $14,279 and $1,287 by the Equity Fund and the Strategic Income Fund, respectively, for custody services. The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2009, Unified earned fees of $23,805 and $23,574 from the Equity Fund and the Strategic Income Fund, respectively, for transfer agent services and $12,249 and $18,708 from the Equity Fund and the Strategic Income Fund, respectively, in reimbursement of out-of-pocket expenses incurred in providing transfer agent services. At June 30, 2009, Unified was owed $3,783 and $3,784 by the Equity Fund and the Strategic Income Fund respectively, for transfer agent services. At June 30, 2009, Unified was owed $3,099 and $3,818 by the Equity Fund and the Strategic Income Fund, respectively, for reimbursement of out-of-pocket expenses. For the six months ended June 30, 2009, Unified earned fees of $23,355 and $21,582 from the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services. At June 30, 2009, Unified was owed $3,967 and $3,410 by the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services.

The Equity Fund and Strategic Income Fund have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan”, collectively, “Plans”). The Plans provide that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of a Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plans will not be activated through April 30, 2010.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds during the six months ended June 30, 2009. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Funds invest in the Huntington U.S. Treasury Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares, Inc. Interest income of $0 and $55 was received by the Equity Fund and Strategic Income Fund, respectively, from the Huntington U.S. Treasury Money Market Fund for the six months ended June 30, 2009.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Equity Fund	Strategic Income Fund

Purchases
U.S. Government & Agency Obligations	$ -	$ 6,699,606
Other	11,222,507	5,297,245
Sales
U.S. Government & Agency Obligations	$ -	$ 4,408,188
Other	12,211,990	4,027,631

As of June 30, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Strategic
	Equity Fund	Income Fund
Gross Appreciation	$ 2,299,784	$ 998,615
Gross (Depreciation)	(7,074,180)	(2,656,136)
Net (Depreciation)
on Investments	$ (4,774,396)	$ (1,657,521)

At June 30, 2009, the aggregate cost of securities for federal income tax purposes was $41,695,688 for the Equity Fund and $26,903,841 for the Strategic Income Fund.

NOTE 6. RESTRICTED SECURITIES

The Strategic Income Fund has acquired several securities through private placements, the sale of which is restricted under Rule 144A. At June 30, 2009, the aggregate value of such securities amounted to $940,288. The value amounts to 3.70% of the net assets of the Strategic Income Fund. 100% of the restricted securities owned by the Strategic Income Fund are valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Currently, none of these securities are considered to be illiquid.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2009, no shareholder owned greater than 25% of the outstanding shares of either Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund: On December 19, 2008, the Equity Fund paid an income distribution of $0.0461 per share to shareholders of record on December 18, 2008.

The tax characterization of distributions for the fiscal period ended December 31, 2008 was as follows:

2008
Ordinary Income	$ 179,831
Short-term Capital Gain	-
Long-term Capital Gain	-
Return of Capital	-
$ 179,831

Strategic Income Fund:      On December 19, 2008, the Strategic Income Fund paid an income distribution of $0.7977 per share to shareholders of record on December 18, 2008.

The tax characterization of distributions for the fiscal period ended December 31, 2008 was as follows:

Distributions paid from:	2008
Ordinary Income	$ 1,194,947
Short-term Capital Gain	-
Long-term Capital Gain	-
Return of Capital	-
$ 1,194,947

There were no distributions paid by the Funds during the six months ended June 30, 2009.

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

		Strategic
	Equity Fund	Income Fund
Undistributed ordinary income	$ 39,583	$ 40,079
Capital loss carryforwards	(7,453,857)	(152,012)
Unrealized appreciation (depreciation)	(15,616,112)	(4,167,594)
	$ (23,030,386)	$ (4,279,527)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

3 to 1 Funds

Notes to the Financial Statements - continued

June 30, 2009

(Unaudited)

NOTE 10. CAPITAL LOSS CARRYFORWARDS

At December 31, 2008, the Funds had available for federal tax purposes unused capital loss carryforwards of $7,453,857 for the Equity Fund and $152,012 for the Strategic Income Fund. These carryforwards expire as follows:

Fund	Amount	Expires December 31,

Equity Fund	$ 7,453,857	2016

Strategic Income	152,012	2016

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 11. SUBSEQUENT EVENTS

Effective as of July 29, 2009, FMR has resigned as Portfolio Research Consultant to the Manager. As investment adviser to the Funds, the Manager and its Investment Committee will continue to manage and oversee the Funds’ investments and will provide the Funds with the portfolio research services previously provided by FMR. The Manager will continue to be solely responsible for the selection, monitoring and evaluation of the sub-advisers to the Funds using the “Manager of Managers” strategy outlined in the Prospectus.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 616-4848 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice-President

Christopher E. Kashmerick, Treasurer and Chief Financial Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Envestnet Asset Management, Inc.

35 East Wacker Drive, 24th Floor

Chicago, IL 60601

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received each Fund’s prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of August 20, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*____ /s/ Anthony Ghoston__________________

Anthony Ghoston, President

Date	9/3/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*____/s/ Anthony Ghoston ______________

Anthony Ghoston, President

Date	9/3/09

By

*_______/s/ Christopher E. Kashmerick _____________

Christopher E, Kashmerick, Treasurer

Date	9/3/09